Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Entity Central Index Key	0000311635
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000018565
Shareholder Report [Line Items]
Fund Name	Lord Abbett U.S. Government Sponsored Enterprises Money Market Fund
Class Name	Class A
Trading Symbol	LACXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett U.S. Government Sponsored Enterprises Money Market Fund for the period of July 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,294,678,204
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 884,668
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,294,678,204
# of Portfolio Holdings	10
Total Advisory Fees Paid	$884,668
Weighted Average Maturity	29 Days
Weighted Average Life of Investments	36 Days

Holdings [Text Block]
Portfolio Holdings Presented by Maturity	%Footnote Reference*
1 - 30 Days	52.8%
31 - 60 Days	21.0%
61 - 90 Days	26.2%
Total	100.0%
Footnote	Description
Footnote*	Represents percent of total investments.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018567
Shareholder Report [Line Items]
Fund Name	Lord Abbett U.S. Government Sponsored Enterprises Money Market Fund
Class Name	Class C
Trading Symbol	LCCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett U.S. Government Sponsored Enterprises Money Market Fund for the period of July 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,294,678,204
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 884,668
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,294,678,204
# of Portfolio Holdings	10
Total Advisory Fees Paid	$884,668
Weighted Average Maturity	29 Days
Weighted Average Life of Investments	36 Days

Holdings [Text Block]
Portfolio Holdings Presented by Maturity	%Footnote Reference*
1 - 30 Days	52.8%
31 - 60 Days	21.0%
61 - 90 Days	26.2%
Total	100.0%
Footnote	Description
Footnote*	Represents percent of total investments.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018564
Shareholder Report [Line Items]
Fund Name	Lord Abbett U.S. Government Sponsored Enterprises Money Market Fund
Class Name	Class I
Trading Symbol	LAYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett U.S. Government Sponsored Enterprises Money Market Fund for the period of July 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,294,678,204
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 884,668
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,294,678,204
# of Portfolio Holdings	10
Total Advisory Fees Paid	$884,668
Weighted Average Maturity	29 Days
Weighted Average Life of Investments	36 Days

Holdings [Text Block]
Portfolio Holdings Presented by Maturity	%Footnote Reference*
1 - 30 Days	52.8%
31 - 60 Days	21.0%
61 - 90 Days	26.2%
Total	100.0%
Footnote	Description
Footnote*	Represents percent of total investments.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.